Share Capital (Tables)	3 Months Ended
Jul. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the three months ended July 31, 2025, and the year ended April 30, 2025, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
8/3/2024	799,767	0.86	Officers and employees	0.86	0%	77%	3.68%	10 years	$0.7 million
(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S.$

Summary of Changes in Stock Option

The changes in the stock options for the three months ended July 31, 2025, and the year ended April 30, 2025, are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024 (outstanding)	1,521,367	7.17	3.47
Granted	799,767	1.22	—
Expired	(159,021)	3.80	—
Forfeited	(234,188)	1.10	—
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Granted	—	—	—
Expired	(43,558)	1.75	—
Forfeited	—	—	—
Balance, July 31, 2025 (outstanding)	1,884,367	5.66	4.22
Unvested	(653,111)	1.25	8.80
Exercisable, July 31, 2025	1,231,256	7.99	1.79

Summary of Options Outstanding

Details of the options outstanding as at July 31, 2025, are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 1, 2025	8.50	0.09	220,000	-	220,000
January 6, 2026	20.30	0.44	134,000	-	134,000
January 2, 2026	6.89	0.42	5,650	-	5,650
January 7, 2027	7.94	1.44	235,000	-	235,000
January 13, 2027	8.30	1.45	16,000	-	16,000
May 15, 2027	5.79	1.79	64,000	-	64,000
February 19, 2027(2)	5.61	1.56	7,265	-	7,265
February 19, 2028(2)	5.61	2.56	471,452	-	471,452
January 19, 2034(3)	2.02	3.47	60,000	17,778	42,222
January 4, 2033(4)	2.01	7.44	8,000	3,167	4,833
January 23, 2033(4)	2.01	7.49	8,000	3,167	4,833
March 1, 2033(4)	2.01	7.59	8,000	3,500	4,500
April 2, 2033(4)	2.01	7.68	4,000	1,833	2,167
May 8, 2033(4)	2.01	7.78	4,000	1,917	2,083
June 11, 2033(4)	2.01	7.87	8,000	4,000	4,000
August 8, 2033(4)	2.01	8.03	4,000	2,167	1,833
November 13, 2033(4)	2.01	8.29	8,000	4,833	3,167
January 1, 2034(4)	2.01	8.43	12,000	7,750	4,250
February 1, 2034(4)	2.01	8.51	4,000	2,667	1,333
February 19, 2034(4)	2.01	8.56	8,000	5,333	2,667
August 2, 2034(4)	1.18	9.01	595,000	595,000	—
	5.66	4.22	1,884,367	653,111	1,231,256
(1)
Exercise price of U.S. $4.10. The figure in the table above is translated at the July 31, 2025, rate.
(2)
Exercise price of U.S. $1.48. The figure in the table above is translated at the July 31, 2025, rate.
(3)
Exercise price of U.S. $1.47. The figure in the table above is translated at the July 31, 2025, rate.

Summary of Changes in Finder's Warrants	Details of the finder’s warrants outstanding as at July 31, 2025, are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024	186,761	16.44	2.62
Issued	—	—	—
Balance, April 30, 2025	186,761	17.02	1.62
Exercised	—	—	—
Balance, July 31, 2025	186,761	16.43	1.38

Details of Finder's Warrants Outstanding

Details of the finder's warrants outstanding as at April 30, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.00	0.51	130,111
December 8, 2028(2)	1.37	3.37	56,650
(1)
Exercise price of U.S. $16.81. The figure in the table above is translated at the July 31, 2025, rate.
(2)
Exercise price of U.S. $1.00. The figure in the table above is translated at the July 31, 2025, rate.

Summarizes Activity Related to RSUs

The following table summarizes the activity related to the Company's RSUs for the year ended April 30, 2025. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of July 31, 2025:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2024	—	—
Granted	46,000	0.42
Balance, April 30, 2025	46,000	0.42
Granted	—	—
Balance, April 30, 2025 (outstanding)	46,000	0.42
Unvested	(42,806)	0.42
Vested and outstanding, July 31, 2025	3,194	0.42